Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Commitments and Contingencies

Note 14 - Commitments and Contingencies

We have several operating leases, primarily for offices and factories rent. Our principal executive offices are located in Qingdao, China. The aggregate future minimum payment under these non-cancelable operating leases are summarizes in the table below.

Twelve months ending December 31,	Minimum lease payment
2022	$169,393
2023	247,041
2024
2024
2025
Thereafter
Total minimum lease payments	$416,434

For the year ended December 31, 2020 and 2021, the Company has rent expense for the amount of $17,059 and $235,294 respectively.

As of December 31, 2020 and 2021, Company has no material purchase commitments, significant leases, unused letters of credit or pending legal proceedings.